Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current provisions [abstract]
Civil	R$ 23,238	R$ 9,152
Labor	5,566	2,697
Provisions	28,804	11,849
Total current provisions	17,063	11,849
Non-current provisions	R$ 11,741	R$ 0